NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
NOTES PAYABLE.
Schedule of outstanding notes payable

	March 31, 2025	December 31, 2024
Current
Convertible note due 2026	8,583,333	7,000,000
Discounts, net (1)	(481,736)	(462,602)
Debt issuance costs, net (2)	(3,681,300)	(4,303,686)
Total, convertible note	4,420,297	2,233,712

Airlife Note – principal	444,444	—
Airlife Note – accrued interest	118,283	—
Total, Airlife Note	562,727	—
Total notes payable – current	$4,983,024	$2,233,712

AirLife Note – principal	$1,555,556	$2,000,000
AirLife Note – accrued interest	142,055	217,823
Notes payable – noncurrent	$1,697,611	$2,217,823
(1)	Discounts as of March 31, 2025 and December 31, 2024, consisted of $700,00 and $490,000, respectively, in discounts less accumulated amortization of $218,264 and $27,398, respectively.
(2)	Debt issuance costs as of March 31, 2025 and December 31, 2024, consisted of $4,905,769 and $4,558,574, respectively, in debt issuance costs less accumulated amortization of $1,224,469 and $254,888.

	December 31, 2024	December 31, 2023
Current
The Note – principal	$—	$465,000
The Note – accrued interest	—	4,968
Convertible note due 2026	7,000,000	—
Discounts, net (1)	(462,602)	—
Debt issuance costs, net (2)	(4,303,686)	—
Notes payable – current	$2,233,712	$469,968

AirLife Note – principle	$2,000,000	$2,000,000
AirLife Note – accrued interest	217,823	53,013
Notes payable – noncurrent	$2,217,823	$2,053,013
(1)	Discounts as of December 31, 2024 and 2023, consisted of $490,000 and $0, respectively, in discounts less accumulated amortization of $27,398 and $0, respectively.
(2)	Debt issuance costs as of December 31, 2024 and 2023, consisted of $5,048,574 and $0, respectively, in debt issuance costs less accumulated amortization of $254,888.